Fair Value Measurements and Hierarchy - Liabilities of Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2021	$ 2,193	$ 0
Change in fair value included in other expense	(604)	(3,686)
Balance at June 30, 2022	1,589	2,193
Derivative Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2021	60,018	0
Change in fair value included in other expense	(50,240)	(24,891)
Balance at June 30, 2022	$ 9,778	$ 60,018